Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments
As of June 30, 2026 (unaudited)

Shares or Principal Amount		Moody’s Ratings (unaudited)	Value
	PREFERRED SECURITIES – 74.0%
	BANKS – 30.2%
2,470,000	American AgCredit Corp., USD 5 Year Tsy + 4.500%, Series A(1)(2)	BB+(3)	$2,466,875
605,000	Bank of America Corp., 6.250% to 07/26/30 then USD 5 Year Tsy + 2.351%, Series UU(2)	Baa2	612,527
1,030,000	Capital One Financial Corp., 3.950% to 09/01/26 then USD 5 Year Tsy + 3.157%, Series M(2)	Baa3	1,027,307
	Citigroup, Inc.
1,575,000	4.150% to 11/15/26 then USD 5 Year Tsy + 3.000%, Series Y(2)	Ba1	1,569,142
8,400	6.250%, Series II(2)	Ba1	211,344
570,000	6.625% to 02/15/31 then USD 5 Year Tsy + 3.001% Series HH(2)	Ba1	580,975
1,405,000	6.750% to 02/15/30 then USD 5 Year Tsy + 2.572% Series EE(2)	Ba1	1,425,801
540,000	6.875% to 08/15/30 then USD 5 Year Tsy + 2.890% Series GG(2)	Ba1	553,059
630,000	6.950% to 02/15/30 then USD 5 Year Tsy + 2.726% Series FF(2)	Ba1	644,768
875,000	7.000% to 08/15/34 then USD 10 Year Tsy + 2.757%, Series DD(2)	Ba1	913,065
890,000	7.125% to 08/15/29 then USD 5 Year Tsy + 2.693%, Series CC(2)	Ba1	910,996
1,230,000	7.375% to 05/15/28 then USD 5 Year Tsy + 3.209%, Series Z(2)	Ba1	1,265,499
1,200,000	7.625% to 11/15/28 then USD 5 Year Tsy + 3.211%, Series AA(2)	Ba1	1,247,695
	Citizens Financial Group, Inc.
76,480	6.500% to 10/06/30 then USD 5 Year Tsy + 2.629%, Series I(2)	Baa3	1,895,174
25,700	7.375%, Series H(2)	Baa3	657,663
	CoBank ACB
500,000	6.250% to 10/01/26 then 3-Month CME Term SOFR + 4.922%, Series I(1)(2)	BBB+(3)	500,875
525,000	6.750% to 07/01/31 then USD 5 Year Tsy + 2.620%, Series N(1)(2)	BBB+(3)	529,606
420,000	7.125% to 01/01/30 then USD 5 Year Tsy + 2.818% Series M (1)(2)	BBB+(3)	426,721
	Compeer Financial ACA
250,000	4.875% to 08/15/26 then USD 5 Year Tsy + 4.100%, Series B-1(1)(2)	BB+(3)	247,331
295,000	7.875% to 02/15/31 then USD 5 Year Tsy + 4.155%, Series C-1(1)(2)	BB+(3)	297,754
42,300	ConnectOne Bancorp, Inc., 5.250% to 09/01/26 then USD 5 Year Tsy + 4.420%, Series A(2)	NR(4)	1,051,155
36,000	Dime Community Bancshares, Inc., 5.500%, Series A(2)	NR(4)	628,920
435,000	Farm Credit Bank of Texas, 7.000% to 09/15/30 then USD 5 Year Tsy + 3.010%, Series B-6(1)(2)	Baa1	444,018
38,270	Fifth Third Bancorp, 6.875%, USD 5 Year Tsy + 3.125%, Series M(2)	Baa3	991,193
	First Citizens BancShares, Inc.
29,600	6.625%, USD 5 Year Tsy + 2.830%, Series E(2)	Ba1	756,280
835,000	7.000% to 12/15/30 then USD 5 Year Tsy + 3.301%, Series D(2)	Ba1	844,327
	First Horizon Corp.
17,822	6.500%, Series E(2)	Ba2	418,461
21,500	6.750%, Series H(2)	Ba2	537,070
165,623	Flagstar Bank NA, 6.375% to 03/17/27 then 3-Month CME Term SOFR + 4.083%, Series A(2)	B2	3,817,610
	Goldman Sachs Group, Inc.
1,600,000	4.125% to 11/10/26 then USD 5 Year Tsy + 2.949%, Series V(2)	Ba1	1,593,795
640,000	6.125% to 11/10/34 then USD 10 Year Tsy + 2.400%, Series Y(2)	Ba1	640,421
395,000	6.850% to 02/10/30 then USD 5 Year Tsy + 2.461%, Series Z(2)	Ba1	406,786
	Huntington Bancshares, Inc.
265,000	6.250% to 10/15/30 then USD 5 Year Tsy + 2.653%, Series K(2)	Baa3	267,865
34,400	6.875% to 04/15/28 then USD 5 Year Tsy + 2.704%, Series J(2)	Baa3	862,408
735,000	JPMorgan Chase & Company, 6.100% to 07/01/31 then USD 5 Year Tsy + 2.080%, Series PP(2)	Baa1	742,547

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of June 30, 2026 (unaudited)

Shares or Principal Amount		Moody’s Ratings (unaudited)	Value
	PREFERRED SECURITIES (continued)
	BANKS (continued)
	KeyCorp
550,000	5.000% to 09/15/26 then 3-Month CME Term SOFR + 3.868%, Series D(2)	Ba1	$550,985
109,439	6.125% to 12/15/26 then 3-Month CME Term SOFR + 4.154%, Series E(2)	Ba1	2,722,842
45,785	6.200% to 12/15/27 then USD 5 Year Tsy + 3.132%, Series H(2)	Ba1	1,141,878
	M&T Bank Corp.
650,000	3.500% to 09/01/26 then USD 5 Year Tsy + 2.679%, Series I(2)	Baa3	647,534
155,674	5.625% to 12/15/26 then 3-Month CME Term SOFR + 4.282%, Series H(2)	Baa3	3,888,737
20,000	6.350%, Series K(2)	Baa3	489,800
14,000	Morgan Stanley, 6.625%, Series Q(2)	Baa3	355,600
127,922	Pinnacle Financial Partners, Inc., 8.397%, USD 5 Year Tsy + 4.127%, Series B(2)	BB-(3)	3,438,543
	PNC Financial Services Group, Inc.
776,000	3.400% to 09/15/26 then USD 5 Year Tsy + 2.595%, Series T(2)	Baa2	775,870
1,435,000	6.000% to 05/15/27 then USD 5 Year Tsy + 3.000%, Series U(2)	Baa2	1,442,093
	Regions Financial Corp.
90,500	5.700% to 08/15/29 then 3-Month CME Term SOFR + 3.410%, Series C(2)	Baa3	2,212,725
89,000	6.950% to 09/15/29 then USD 5 Year Tsy + 2.771%, Series F(2)	Baa3	2,245,470
	Synchrony Financial
46,000	5.625%, Series A(2)	BB-(3)	854,220
44,600	8.250% to 05/15/29 then USD 5 Year Tsy + 4.044%, Series B(2)	BB-(3)	1,153,802
32,043	Texas Capital Bancshares, Inc., 5.750%, Series B(2)	Ba2	655,279
1,098,000	Truist Financial Corp., 6.669% to 09/01/29 then USD 5 Year Tsy + 3.003%, Series N(2)	Baa3	1,097,743
34,400	UMB Financial Corporation, 7.750% to 07/15/30 then USD 5 Year Tsy + 3.743%, Series B(2)	Baa3	907,128
	Valley National Bancorp
2,022	7.572%, 3-Month CME Term SOFR + 3.840%, Series B(2)(7)	BB-(3)	50,348
30,345	7.844%, 3-Month CME Term SOFR + 4.112%, Series A(2)(7)	BB-(3)	745,577
6,100	8.250% to 09/30/29 then USD 5 Year Tsy + 4.182%, Series C(2)	BB-(3)	154,940
20,300	WaFd, Inc., 4.875%, Series A(2)	Ba1	327,033
	Wells Fargo & Co.
710,000	6.125% to 06/15/31 then USD 5 Year Tsy + 2.340%, Series GG(2)	Baa2	718,711
267	7.500%, Series L(2)(5)	Baa2	308,919
61,532	WesBanco, Inc., 7.375% to 10/01/30 then USD 5 Year Tsy + 3.795%, Series B(2)	Ba2	1,548,760
12,900	Western Alliance Bancorp, 4.250% to 09/30/26 then USD 5 Year Tsy + 3.452%, Series A(2)	Ba2	308,568
23,800	Wintrust Financial Corp., 7.875% to 07/15/30 then USD 5 Year Tsy + 3.878%, Series F(2)	BB(6)	623,322
			61,353,460
	FINANCIAL SERVICES – 2.7%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
440,000	6.500% to 01/31/31 then USD 5 Year Tsy + 2.441%, 01/31/56(1)	Baa2	445,950
860,000	6.950% to 03/10/30 then USD 5 Year Tsy + 2.720%, 03/10/55	Baa2	890,995
21,200	Affiliated Managers Group, Inc., 6.750%, 03/30/64	Baa1	486,328
	Ally Financial, Inc.
800,000	4.700% to 05/15/28 then USD 7 Year Tsy + 3.481%, Series C(2)	Ba2	775,247
475,000	7.100% to 08/15/31 then USD 5 Year Tsy + 3.148%, Series D(2)	Ba2	481,588
665,000	Charles Schwab Corp., 6.100% to 06/01/31 then USD 5 Year Tsy + 2.250%, Series L(2)	Baa2	667,951

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of June 30, 2026 (unaudited)

Shares or Principal Amount		Moody’s Ratings (unaudited)	Value
	PREFERRED SECURITIES (continued)
	FINANCIAL SERVICES (continued)
	General Motors Financial Co., Inc.
725,000	5.700% to 09/30/30 then USD 5 Year Tsy + 4.997%, Series C(2)	Ba1	$725,193
600,000	6.500% to 09/30/28 then 3-Month USD LIBOR + 3.436%, Series B(2)	Ba1	602,190
17,784	Stifel Financial Corp., 4.500%, Series D(2)	BB(3)	285,967
4,494	TPG Operating Group II LP, 6.950%, 03/15/64	Baa1	105,205
			5,466,614
	INSURANCE – 19.8%
1,387,000	American International Group, Inc., 8.175% to 05/15/38 then 3-Month USD LIBOR + 4.195%, 05/15/58, Series A-6	Baa2	1,520,174
485,000	American National Group, Inc., 7.000% to 12/01/30 then USD 5 Year Tsy + 3.183%, 12/01/55	BB+(3)	473,955
25,000	Aspen Insurance Holdings, Ltd., 5.625%(2)	Baa2	466,500
	Athene Holding, Ltd.
25,200	4.875%, Series D(2)	Baa3	399,420
147,374	6.350% to 06/30/29 then 3-Month USD LIBOR + 4.253%, Series A(2)	Baa3	3,563,503
27,440	7.250% to 03/30/29 then USD 5 Year Tsy + 2.986%, 03/30/64	Baa2	677,768
15,000	CNO Financial Group, Inc., 5.125%, 11/25/60	Ba1	248,550
	Corebridge Financial, Inc.
620,000	6.375% to 09/15/34 then USD 5 Year Tsy + 2.646%, 09/15/54(1)	Baa3	615,946
390,000	6.875% to 12/01/30 then USD 5 Year Tsy + 3.181%, Series A(2)	Ba1	406,080
132,129	Delphi Financial Group, Inc., 7.103%, 3-Month CME Term SOFR + 3.452%, 05/15/37(7)	BBB(3)	3,286,709
670,000	Enstar Finance LLC, 5.500% to 01/15/27 then USD 5 Year Tsy + 4.006%, 01/15/42	BBB-(3)	668,598
	Enstar Group, Ltd.
45,400	7.000% to 09/01/28 then 3-Month CME Term SOFR + 4.277%, Series D(2)	BBB-(3)	962,480
825,000	7.500% to 04/01/35 then USD 5 Year Tsy + 3.186%, 04/01/45(1)	BBB-(3)	874,063
500,000	Equitable Holdings, Inc., 6.700% to 03/28/35 then USD 5 Year Tsy + 2.390%, 03/28/55	Baa2	515,520
196,000	Everest Reinsurance Holdings, Inc., 6.298%, 3-Month CME Term SOFR + 2.647%, 05/15/37(7)	Baa2	188,365
18,800	F&G Annuities & Life, Inc., 7.300%, 01/15/65	Ba1	385,964
465,000	Fortegra Group, Inc. 9.250% to 11/15/34 then USD 5 Year Tsy + 8.720% 11/15/64 (1)	NR(4)	456,139
	Global Atlantic Fin Co.
680,000	7.250% to 03/01/31 then USD 5 Year Tsy + 3.550%, 03/01/56(1)	Baa3	666,930
585,000	7.950% to 10/15/29 then USD 5 Year Tsy + 3.608%, 10/15/54(1)	Baa3	589,637
460,000	Humana, Inc., 6.625% to 09/15/31 then USD 5 Year Tsy + 2.891%, 09/15/56	Baa3	458,792
12,500	Jackson Financial, Inc., 8.000% to 03/30/28 then USD 5 Year Tsy + 3.728%, Series A(2)	Ba2	315,375
1,200,000	Kuvare U.S. Holdings, Inc., USD 5 Year Tsy + 6.541%, 02/17/51, Series A(1)	NR(4)	1,209,017
6,903,000	Liberty Mutual Group, Inc., 7.800% to 03/15/37 then 3-Month CME Term SOFR + 3.838%, 03/15/37(1)	Baa3	7,716,179
	Lincoln National Corp.
410,000	6.800% to 07/15/36 then USD 5 Year Tsy + 2.400%, 07/15/56	Baa3	409,692
15,900	9.000%, Series D(2)	Ba1	414,036
400,000	9.250% to 03/01/28 then USD 5 Year Tsy + 5.318%, Series C(2)	Ba1	421,262

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of June 30, 2026 (unaudited)

Shares or Principal Amount		Moody’s Ratings (unaudited)	Value
	PREFERRED SECURITIES (continued)
	INSURANCE (continued)
	MetLife, Inc.
1,605,000	9.250% to 04/08/38 then 3-Month CME Term SOFR + 5.802%, 04/08/38(1)	Baa2	$1,876,210
1,591,000	10.750% to 08/01/39 then 3-Month CME Term SOFR + 7.810%, 08/01/39	Baa2	2,066,582
55,898	PartnerRe Ltd., 4.875%, Series J(2)	Baa2	894,368
4,500,000	Provident Financing Trust I, 7.405%, 03/15/38	Baa3	4,652,485
	Reinsurance Group of America, Inc.
310,000	6.375% to 09/15/36 then USD 5 Year Tsy + 2.344%, 09/15/56	Baa2	307,604
235,000	6.650% to 09/15/35 then USD 5 Year Tsy + 2.392%, 09/15/55	Baa2	238,476
	SBL Holdings, Inc.
1,275,000	6.500% to 11/13/26 then USD 5 Year Tsy + 5.620%, Series B(1)(2)	BB(3)	1,162,991
1,175,000	9.508% to 05/13/30 then USD 5 Year Tsy + 5.580%, Series A(1)(2)	BB(3)	1,122,774
			40,232,144
	UTILITIES – 12.2%
695,000	AES Corp., 7.600% to 01/15/30 then USD 5 Year Tsy + 3.201%, 01/15/55	Ba1	713,646
	Algonquin Power & Utilities Corp.
1,500,000	4.750% to 04/18/27 then USD 5 Year Tsy + 3.249%, 01/18/82, Series 2022-B	BB+(3)	1,486,068
40,895	7.963%, 3-Month CME Term SOFR + 4.272%, 07/01/79, Series 2019-A(7)	BB+(3)	1,042,414
535,000	AltaGas, Ltd., 7.200% to 10/15/34 then USD 5 Year Tsy + 3.573%, 10/15/54(1)	BB(3)	560,962
	American Electric Power., Inc.
1,070,000	3.875% to 02/15/27 then USD 5 Year Tsy + 2.675%, 02/15/62	Baa3	1,058,734
1,100,000	6.050% to 03/15/36 then USD 5 Year Tsy + 1.940%, 03/15/56, Series D	Baa3	1,094,017
	Dominion Energy, Inc.
625,000	4.350% to 04/15/27 then USD 5 Year Tsy + 3.195%, Series C(2)	Ba1	621,869
865,000	6.625%, to 05/15/35 then USD 5 Year Tsy + 2.207%, 05/15/55 Series C	Baa3	891,872
21,400	DTE Energy Company, 6.250%, 10/01/85, Series H	Baa3	508,464
1,775,000	Edison International, 5.000% to 03/15/27 then USD 5 Year Tsy + 3.901%, Series B(2)	Ba1	1,758,867
345,000	Emera US Finance, LLC, 6.850% to 10/01/36 then USD 5 Year Tsy + 2.648%, 10/01/56, Series B	Ba1	353,628
	Entergy Corp.
460,000	6.100% to 06/15/36 then USD 5 Year Tsy + 2.013%, 06/15/56, Series 2025 B	Baa3	461,058
960,000	7.125% to 12/01/29 then USD 5 Year Tsy + 2.670%, 12/01/54	Baa3	994,578
	EUSHI Finance, Inc.
800,000	6.250% to 04/01/31 then USD 5 Year Tsy + 2.509%, 04/01/56	Ba1	796,741
1,025,000	7.625% to 12/15/29 then USD 5 Year Tsy + 3.136%, 12/15/54	Ba1	1,064,408
670,000	Evergy, Inc. 6.650% to 06/01/30 then USD 5 Year Tsy + 2.558%, 06/01/55	Baa3	687,363
267,000	Eversource Energy, 6.350% to 08/15/36 then USD 5 Year Tsy + 2.325%, 08/15/56, Series B	Baa3	267,323
605,000	Northwest Natural Holding Company, 7.000% to 09/15/35 then USD 5 Year Tsy + 2.701%, 09/15/55	BBB(3)	629,875
610,000	PacifiCorp, 7.125% to 08/15/31 then USD 5 Year Tsy + 3.292%, 08/15/56	Baa3	606,154
725,000	Puget Energy, Inc., 7.250% to 09/15/36 then USD 5 Year Tsy + 2.848%, 09/15/56, Series B	Ba1	740,606
39,010	SCE Trust VI, 5.000%, Series L(2)	Baa3	645,615
19,500	SCE Trust VII, 7.500%, Series M(2)	Baa3	467,025
20,500	SCE Trust VIII, 6.950%, Series N(2)	Baa3	465,145

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of June 30, 2026 (unaudited)

Shares or Principal Amount		Moody’s Ratings (unaudited)	Value
	PREFERRED SECURITIES (continued)
	UTILITIES (continued)
	Sempra
1,450,000	4.125% to 04/01/27 then USD 5 Year Tsy + 2.868%, 04/01/52	Baa3	$1,438,560
620,000	6.400% to 10/01/34 then USD 5 Year Tsy + 2.632%, 10/01/54	Baa3	623,628
1,570,000	6.875% to 10/01/29 then USD 5 Year Tsy + 2.789%, 10/01/54	Baa3	1,607,068
475,000	Spire, Inc., 6.450% to 06/01/36 then USD 5 Year Tsy + 2.327%, 06/01/56, Series B	Baa3	478,278
500,000	TXNM Energy, Inc., 7.000% to 07/31/31 then USD 5 Year Tsy + 3.254%, 07/31/56(1)	Ba1	505,725
175,000	Vistra Corp., 7.000% to 12/15/26 then USD 5 Year Tsy + 5.740%, Series B(1)(2)	Ba3	176,786
87,600	Xcel Energy, Inc., 6.250%, 10/15/85	Baa2	2,058,600
			24,805,077
	ENERGY – 3.3%
	Enbridge, Inc.
1,460,000	7.375% to 03/15/30 then USD 5 Year Tsy + 3.122%, 03/15/55, Series A	Baa3	1,541,107
725,000	8.500% to 01/15/34 then USD 5 Year Tsy + 4.431%, 01/15/84, Series 2023-B	Ba1	828,829
	Energy Transfer LP
420,000	6.750% to 02/15/36 then USD 5 Year Tsy + 2.475%, 02/15/56, Series B	Baa3	429,255
1,387,000	7.125% to 05/15/30 then USD 5 Year Tsy + 5.306%, Series G(2)	Ba1	1,432,423
1,090,000	Phillips 66 Company, 6.200% to 03/15/36 then USD 5 Year Tsy + 2.166%, 03/15/56, Series B	Baa2	1,095,211
505,000	South Bow Canadian Infrastructure Holdings Ltd., 7.500% to 03/01/35 then USD 5 Year Tsy + 3.667%, 03/01/55	Ba1	539,610
410,000	Sunoco, L.P., 7.875% to 09/18/30 then USD 5 Year Tsy + 4.230%, Series A(1)(2)	Ba3	425,541
365,000	Transcanada Pipelines Ltd., 6.375% to 10/17/36 then USD 5 Year Tsy + 2.117%, 10/17/56, Series 2026-B	Baa3	370,241
			6,662,217
	COMMUNICATIONS – 1.6%
740,000	Bell Canada, 7.000% to 09/15/35 then USD 5 Year Tsy + 2.363%, 09/15/55, Series B	Baa3	764,931
1,720,000	Paramount Global, 6.375% to 03/30/27 then USD 5 Year Tsy + 3.999%, 03/30/62	Ba1	1,472,922
560,000	Rogers Communications, Inc., 7.125% to 04/15/35 then USD 5 Year Tsy + 2.620%, 04/15/55	Ba1	575,769
390,000	TELUS Corporation, 7.000% to 10/15/35 then USD 5 Year Tsy + 2.709%, 10/15/55, Series B	Baa3	404,337
			3,217,959
	REITS – 2.1%
26,000	Adamas Trust, Inc., 6.875% to 10/15/26 then 3-Month CME Term SOFR + 6.130%, Series F(2)	NR(4)	632,320
	Arbor Realty Trust, Inc.
68,190	6.250% to 10/30/26 then 3-Month CME Term SOFR + 5.440%, Series F(2)	NR(4)	1,521,319
10,859	6.375%, Series D(2)	NR(4)	173,310
87,394	KKR Real Estate Finance Trust, Inc., 6.500%, Series A(2)	NR(4)	1,548,622
20,598	TPG RE Finance Trust, Inc., 6.250%, Series C(2)	NR(4)	365,614
			4,241,185

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of June 30, 2026 (unaudited)

Shares or Principal Amount		Moody’s Ratings (unaudited)	Value
	PREFERRED SECURITIES (continued)
	MISCELLANEOUS – 2.1%
700,000	FMC Corporation, 8.450% to 11/01/30 then USD 5 Year Tsy + 4.366%, 11/01/55	Ba3	$510,157
	Land O’ Lakes, Inc.
700,000	7.250%, Series B(1)(2)	BB(3)	644,000
3,115,000	8.000%, Series A(1)(2)	BB(3)	3,115,000
			4,269,157

	TOTAL PREFERRED SECURITIES (Cost $153,226,446)		150,247,813

	CONTINGENT CAPITAL SECURITIES – 24.0%
	BANKS – 24.0%
	Banco Bilbao Vizcaya Argentaria SA
2,600,000	6.125% to 11/16/27 then USD 5 Year Swap + 3.870%(2)	Ba1	2,622,004
400,000	7.125% to 05/08/33 then USD 5 Year Tsy + 2.985%, Series 16(2)	Ba1	405,262
1,000,000	9.375% to 09/19/29 then USD 5 Year Tsy + 5.099%, Series 12(2)	Ba1	1,092,585
	Banco Mercantil del Norte SA
750,000	6.625% to 01/24/32 then USD 10 Year Tsy + 5.034%(1)(2)	Ba3	714,886
610,000	7.500% to 06/27/29 then USD 10 Year Tsy + 5.470%(1)(2)	Ba3	609,582
640,000	7.625% to 01/10/28 then USD 10 Year Tsy + 5.353%(1)(2)	Ba3	642,954
200,000	8.450% to 06/24/36 then USD 5 Year Tsy + 4.009%(1)(2)	Ba3	201,450
915,000	8.750% to 05/20/35 then USD 10 Year Tsy + 4.299%(1)(2)	Ba3	946,394
	Banco Santander SA
1,600,000	7.250% to 06/03/36 then USD 5 Year Tsy + 2.837%(2)	Ba1	1,627,104
800,000	8.000% to 08/01/34 then USD 5 Year Tsy + 3.911%(2)	Ba1	863,572
400,000	9.625% to 11/21/33 then USD 5 Year Tsy + 5.298%(1)(2)	Ba1	471,622
	Bank of Montreal
525,000	6.875% to 11/26/30 then USD 5 Year Tsy + 2.976%, 11/26/85, Series 6	Baa3	534,360
355,000	7.300% to 11/26/34 then USD 5 Year Tsy + 3.010%, 11/26/84, Series 5	Baa3	372,474
670,000	7.700% to 05/26/29 then USD 5 Year Tsy + 3.452%, 05/26/84, Series 4	Baa3	701,325
	Bank of Nova Scotia
570,000	6.875% to 10/27/35 then USD 5 Year Tsy + 2.734%, 10/27/85, Series 7	Baa3	577,177
588,000	7.350% to 04/27/30 then USD 5 Year Tsy + 2.903%, 04/27/85, Series 6	Baa3	609,490
1,000,000	8.625% to 10/27/27 then USD 5 Year Tsy + 4.389%, 10/27/82, Series 4	Baa3	1,040,852
	Barclays PLC
400,000	4.375% to 09/15/28 then USD 5 Year Tsy + 3.410%(2)	Ba1	389,821
610,000	7.625% to 09/15/35 then SOFR 5 Year Swap + 3.686%(2)	Ba1	637,949
380,000	8.000% to 09/15/29 then USD 5 Year Tsy + 5.431%(2)	Ba1	400,262
545,000	9.625% to 06/15/30 then SOFR 5 Year Swap + 5.775%(2)	Ba1	604,989
600,000	BBVA Bancomer SA Texas, 5.875% to 09/13/29 then USD 5 Year Tsy + 4.308%, 09/13/34(1)	Baa3	590,942
	BNP Paribas SA
425,000	4.625% to 02/25/31 then USD 5 Year Tsy + 3.340%(1)(2)	Ba1	391,555
620,000	7.200% to 04/17/36 then USD 5 Year Tsy + 2.942%(1)(2)	Ba1	624,263
720,000	7.375% to 09/10/34 then USD 5 Year Tsy + 3.535%(1)(2)	Ba1	752,504
1,600,000	7.450% to 06/27/35 then USD 5 Year Tsy + 3.134%, Series 1(1)(2)	Ba1	1,650,660
765,000	7.750% to 08/16/29 then USD 5 Year Tsy + 4.899%(1)(2)	Ba1	802,754
2,829,000	8.500% to 08/14/28 then USD 5 Year Tsy + 4.354%(1)(2)	Ba1	2,985,022

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of June 30, 2026 (unaudited)

Shares or Principal Amount		Moody’s Ratings (unaudited)	Value
	CONTINGENT CAPITAL SECURITIES (continued)
	BANKS (continued)
550,000	Canadian Imperial Bank of Commerce 6.950% to 01/28/30 then USD 5 Year Tsy + 2.833%, 1/28/85, Series 5	Baa3	$560,854
465,000	Credit Agricole SA, 7.125% to 09/23/35 then SOFR 5 Year Swap + 3.584%(1)(2)	Baa3	479,326
	HSBC Holdings PLC
1,500,000	4.700% to 09/09/31 then USD 5 Year Tsy + 3.250%(2)	Baa3	1,407,061
850,000	6.500% to 03/23/28 then USD 5 Year Swap + 3.606%(2)	Baa3	860,141
325,000	6.750% to 05/08/33 then USD 5 Year Tsy + 2.513%(2)	Baa3	327,369
540,000	6.950% to 09/11/34 then USD 5 Year Tsy + 3.191%(2)	Baa3	561,233
675,000	7.000% to 03/24/36 then USD 5 Year Tsy + 2.798%(2)	Baa3	694,499
465,000	7.050% to 12/05/30 then USD 5 Year Tsy + 2.987%(2)	Baa3	477,485
3,000,000	8.000% to 09/07/28 then USD 5 Year Tsy + 3.858%(2)	Baa3	3,105,951
2,550,000	ING Groep, 3.875% to 11/16/27 then USD 5 Year Tsy + 2.862%(2)	Ba1	2,514,283
	Lloyds Banking Group PLC
485,000	6.625% to 09/27/35 then USD 5 Year Tsy + 2.681%(2)	Baa3	483,307
2,320,000	8.000% to 03/27/30 then USD 5 Year Tsy + 3.913%(2)	Baa3	2,476,581
	NatWest Group PLC
350,000	4.600% to 12/28/31 then USD 5 Year Tsy + 3.100%(2)	Baa3	324,235
200,000	8.125% to 05/10/34 then USD 5 Year Tsy + 3.752%(2)	Baa3	221,433
	Royal Bank of Canada
1,100,000	6.350% to 11/24/34 then USD 5 Year Tsy + 2.257%, 11/24/84, Series 5	Baa2	1,062,331
635,000	6.500% to 11/24/35 then USD 5 Year Tsy + 2.462%, 11/24/85, Series 7	Baa2	628,447
420,000	6.750% to 08/24/30 then USD 5 Year Tsy + 2.815%, 08/24/85, Series 6	Baa2	427,418
664,000	7.500% to 05/02/29 then USD 5 Year Tsy + 2.887%, 05/02/84, Series 4	Baa2	693,137
	Societe Generale SA
900,000	5.375% to 11/18/30 then USD 5 Year Tsy + 4.514%(1)(2)	Ba2	862,584
250,000	6.750% to 04/06/28 then USD 5 Year Swap + 3.929%(1)(2)	Ba2	252,389
1,700,000	8.500% to 09/25/34 then USD 5 Year Tsy + 4.153%(1)(2)	Ba2	1,875,911
700,000	9.375% to 05/22/28 then USD 5 Year Tsy + 5.385%(1)(2)	Ba2	738,002
	Standard Chartered PLC
400,000	4.750% to 07/14/31 then USD 5 Year Tsy + 3.805%(1)(2)	Ba1	376,482
1,910,000	7.750% to 02/15/28 then USD 5 Year Tsy + 4.976%(1)(2)	Ba1	1,963,276
345,000	Toronto-Dominion Bank, 7.250% to 07/31/29 then USD 5 Year Tsy + 2.977%, 07/31/84, Series 4	Baa2	358,182
	UBS Group AG
600,000	4.375% to 02/10/31 then USD 5 Year Tsy + 3.313%(1)(2)	Baa3	551,659
560,000	7.000% to 07/08/36 then SOFR 5 Year Swap + 3.321%(1)(2)	Baa3	566,430

	TOTAL CONTINGENT CAPITAL SECURITIES (Cost $47,595,751)		48,713,820

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of June 30, 2026 (unaudited)

Shares or Principal Amount		Moody’s Ratings (unaudited)	Value
	CORPORATE DEBT SECURITIES – 0.9%
	BANKS – 0.5%
13,800	Dime Community Bancshares, Inc., 9.000% to 07/15/29 then 3-Month CME Term SOFR + 4.951%, 07/15/34	NR(4)	$364,320
500,000	Zions Bancorp NA, 6.816% then 3-Month CME Term SOFR + 2.830%, 11/19/35	BBB(3)	527,764
			892,084
	COMMUNICATIONS – 0.4%
	Qwest Corp.
308,675	6.500%, 09/01/51	Caa1	247,712
36,585	6.750%, 06/15/52	Caa1	626,335
			874,047
	TOTAL CORPORATE DEBT SECURITIES (Cost $2,052,952)		1,766,131

	SHORT-TERM INVESTMENTS – 0.2%
	MONEY MARKET FUND – 0.2%
455,260	Fidelity Investments Money Market Treasury Portfolio – Class I, 3.29%(8)		455,260

	TOTAL SHORT-TERM INVESTMENTS (Cost $455,260)		455,260

	TOTAL INVESTMENTS – 99.1% (Cost $203,330,409)		$201,183,024
	Other Assets In Excess Of Liabilities – 0.9%		1,888,010
	TOTAL NET ASSETS – 100.0%		$203,071,034

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by management. At June 30, 2026, the total value of these securities is $46,127,677, representing 22.7% of net assets.
(2)	Security is perpetual in nature with no stated maturity date.
(3)	Standard & Poor’s Rating, unaudited.
(4)	Security is unrated by Moody’s, S&P and Fitch.
(5)	Convertible security.
(6)	Fitch’s Rating, unaudited.
(7)	The interest rate shown reflects the rate in effect as of June 30, 2026.
(8)	The rate is the annualized seven-day yield as of June 30, 2026.

CME – Chicago Mercantile Exchange

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

REITS – Real Estate Investment Trust

SA – Corporation

SOFR – Secured Overnight Financing Rate

Tsy – United States Government Treasury Yield

The administrator of U.S. dollar LIBOR, the ICE Benchmark Administration, ceased publication of daily U.S. dollar LIBOR panels after June 30, 2023. For securities where (i) issuers have announced replacement reference rates or (ii) the Adjustable Interest Rate (LIBOR) Act of 2022 was determined by the Adviser to apply, the new reference rate (usually Term SOFR) has been listed as the benchmark. The spread over that benchmark includes any tenor spread adjustment applicable upon benchmark transition. For all other securities, the original reference rate and spread continue to be listed.